SUPPLEMENT DATED JUNE 5, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

FLEXIBLE PREMIUM VARIABLE

LIFE INSURANCE POLICY

ISSUED BY

KEMPER INVESTORS LIFE INSURANCE COMPANY

THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

This Supplement amends certain information contained in your Zurich Kemper LifeinvestorSM Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The second paragraph under the section entitled "The Dreyfus Socially Responsible

Growth Fund, Inc. (Initial Share Class)" appearing on Page 11 of the Prospectus, is hereby deleted in its entirety and modified to read as follows:

"The Dreyfus Corporation serves as the investment adviser for this Fund."

********************

This Supplement must be accompanied by or read in conjunction with a current Prospectus dated May 1, 2002 for the LifeinvestorSM .